Document and Entity Information Document	Mar. 02, 2026
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Mar. 02, 2026
Amendment Flag	false
Entity Registrant Name	ITT INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	001-05672
Entity Tax Identification Number	81-1197930
Entity Address, Address Line One	100 Washington Boulevard 6th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	914
Local Phone Number	641-2000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Trading Symbol	ITT
Security Exchange Name	NYSE
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1 per share
Entity Emerging Growth Company	false
Entity Central Index Key	0000216228